Intangible Assets - Average Remaining Amortization Period (Details)	12 Months Ended
Dec. 31, 2025
Alcohol Licenses
Disclosure of intangible assets material to entity [line items]
Average remaining period intangible assets subject to amortization	12 years
Bottom of range | Technology Costs and Management Systems
Disclosure of intangible assets material to entity [line items]
Average remaining period intangible assets subject to amortization	3 years
Bottom of range | Customer Relationships
Disclosure of intangible assets material to entity [line items]
Average remaining period intangible assets subject to amortization	10 years
Top of range | Technology Costs and Management Systems
Disclosure of intangible assets material to entity [line items]
Average remaining period intangible assets subject to amortization	11 years
Top of range | Customer Relationships
Disclosure of intangible assets material to entity [line items]
Average remaining period intangible assets subject to amortization	12 years